CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash	$ 642	$ 1,659
Prepaid expenses and other current assets	158	181
Total current assets	800	1,840
Other non-current assets	404	432
Total assets	1,204	2,272
Current liabilities:
Accounts payable	4,070	3,963
Accrued expenses and other current liabilities	1,547	1,764
Other liabilities	406	406
Convertible promissory notes, current ($300 to related parties)	3,227	3,133
Senior secured notes, current	1,311	1,273
Total liabilities	10,561	10,539
Stockholders’ deficit
Common Stock, $0.0001 par value; 600,000,000 shares authorized; 172,318,506 and 172,318,506 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively	17	17
Additional paid-in capital	110,449	110,211
Accumulated other comprehensive loss	(180)	(162)
Accumulated deficit	(119,643)	(118,333)
Total stockholders’ deficit	(9,357)	(8,267)
Total liabilities and stockholders’ deficit	1,204	2,272
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit
Convertible preferred stock value
Series C Convertible Preferred Stock [Member]
Stockholders’ deficit
Convertible preferred stock value